Net Investments in Properties	12 Months Ended
Dec. 31, 2012
Net Investments in Properties
Real Estate Disclosure

Note 5. Net Investments in Properties

Real Estate

Real estate, which consists of land and buildings leased to others, at cost, and which are subject to operating leases, is summarized as follows (in thousands):

	December 31,
	2012	2011
Land	$470,809	$476,790
Buildings	1,772,661	1,788,786
Less: Accumulated depreciation	(242,648)	(190,316)
	$2,000,822	$2,075,260

We did not acquire any real estate assets during 2012. During this period, the U.S. dollar weakened against the euro, as the end-of-period rate for the U.S. dollar in relation to the euro at December 31, 2012 increased 2.1% to $1.3218 from $1.2950 at December 31, 2011. The impact of this weakening was a $15.8 million increase in Real estate from December 31, 2011 to December 31, 2012. Assets disposed of or reclassified to held-for-sale during 2012 accounted for a significant portion of the net decrease in real estate and are discussed in Note 17.

In May 2011, we recognized a bargain purchase gain of $17.0 million in the Merger because the fair values of CPA®:14's net assets increased more than the fair values of our net assets during the period between the date of the Merger Agreement on December 13, 2010 and the closing of the Merger on May 2, 2011. In addition, during the third and fourth quarters of 2011, we identified certain measurement period adjustments primarily related to properties acquired in the Merger that were leased to PETsMART which impacted the provisional acquisition accounting and resulted in an increase of $11.7 million to the preliminary bargain purchase gain. In accordance with ASC 805-10-25, Accounting for Business Combinations, we did not record the measurement period adjustments during the third and fourth quarters of 2011. We have retrospectively adjusted our financial statements for the year ended December 31, 2011 to include such adjustments. Furthermore, during the third quarter of 2012, we identified a receivable that we acquired as part of the Merger in the second quarter of 2011 but was not recorded at that time. The receivable, if recorded during the second quarter of 2011, would have resulted in an increase to the bargain purchase gain from the Merger in that quarter of $1.6 million. This change was recorded in the statements of operations in the third quarter of 2012 (Note 2).

Carrefour France, SAS acquisition

In January 2011, we acquired the Carrefour Properties, which had a fair value of $143.1 million at the date of acquisition, from CPA®:14. As part of the transaction, we also assumed two related non-recourse mortgages on these properties with an aggregate fair value of $81.7 million at the date of acquisition. The mortgages mature in April 2017 and bear interest at variable rates, which were 1.5% and 1.1% at December 31, 2012. The newly issued equity in our subsidiary resulted in a reduction of our ownership stake in the entity from 100% to 3%; however, we continued to consolidate this entity in the first quarter of 2011 because we effectively bought back these shares as part of the Merger. As part of the Merger, we acquired the remaining 97% interest in this entity on May 2, 2011, which was accounted for as an equity transaction, with the difference of $3.5 million recorded as an adjustment to our Additional paid-in capital. Following this change in ownership interest, the amount previously recorded in noncontrolling interests of $5.5 million representing its proportionate share of the cumulative translation adjustment was reclassified and is reflected in Accumulated other comprehensive loss in our consolidated balance sheets.

Operating Real Estate

Operating real estate, which consists of our two hotel operations, at cost, is summarized as follows (in thousands):

	December 31,
	2012	2011
Land	$8,296	$8,296
Buildings	68,505	68,216
Furniture, fixtures, and equipment	8,764	8,575
Less: Accumulated depreciation	(16,007)	(12,823)
	$69,558	$72,264

Scheduled future minimum rents, which are inclusive of those properties in continuing and discontinued operations, exclusive of renewals and expenses paid by tenants and future CPI-based adjustments, under non-cancelable operating leases at December 31, 2012 are as follows (in thousands):

Years Ending December 31,	Total
2013	$258,104
2014	257,837
2015	247,206
2016	236,121
2017	226,013
Thereafter	1,577,977
Total	$2,803,258

There were no percentage rents for operating leases in 2012, 2011, and 2010.